      As filed with the Securities and Exchange Commission on May 21, 2004


                                                        File Nos. 333-08859
                                                                  811-7727


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                         Pre-Effective Amendment No.                         [ ]

                        Post-Effective Amendment No. 25                      [X]

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]

                                Amendment No. 26

                        (Check appropriate box or boxes)                     [X]

                         Variable Annuity Account Five
                           (Exact Name of Registrant)

                     AIG SunAmerica Life Assurance Company
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;

[ ] on             pursuant to paragraph (b) of Rule 485;

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[X] on August 2, 2004 pursuant to paragraph (a)(1) of Rule 485.

     Registrant is filing this Post-Effective Amendment No. 25 under the Securities Act of 1933 (the "1933 Act") and Post-Effective Amendment No. 26 under the Investment Company Act of 1940 (the "1940 Act"), respectively, for the sole purposes of revising in this Registration Statement the guaranteed minimum withdrawal benefit, the nursing home waiver, and the death benefit options for sale through its Seasons Select (II) contract. Registrant does not intend for this Post Effective Amendment Nos. 25 and 26 to delete from the Registration Statement, any document included in the Registration Statement, including any currently effective Prospectus, supplement thereto, or Statement of Additional Information.

                         VARIABLE ANNUITY ACCOUNT FIVE
                             Cross Reference Sheet

                              PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Glossary

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Seasons Select I Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Seasons Select I Variable Annuity;
                                                          Purchasing the
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing the Seasons Select I Variable
                                                          Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Variable Annuity (P);
                                                    Separate Account; General
                                                    Account; Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing the
                                                    Variable Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            (Seasons Select II LOGO)

                                   PROSPECTUS

                                 August 2, 2004


                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                         VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

The annuity contract has several investment choices - fixed investment options which offer interest rates guaranteed by AIG SunAmerica Life for different periods of time, and Variable Portfolios:

        SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                              SEASONS STRATEGIES
        LARGE CAP GROWTH                            FOCUS GROWTH                                       GROWTH
       LARGE CAP COMPOSITE                    FOCUS GROWTH AND INCOME                             MODERATE GROWTH
         LARGE CAP VALUE                            FOCUS VALUE                                   BALANCED GROWTH
         MID CAP GROWTH                            FOCUS TECHNET                                CONSERVATIVE GROWTH
          MID CAP VALUE
            SMALL CAP
      INTERNATIONAL EQUITY
    DIVERSIFIED FIXED INCOME
         CASH MANAGEMENT

              all of which invest in the underlying portfolios of
                              SEASONS SERIES TRUST
                              which is managed by:

        SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                              SEASONS STRATEGIES
   AIG GLOBAL INVESTMENT CORP.         AIG SUNAMERICA ASSET MANAGEMENT CORP.           AIG SUNAMERICA ASSET MANAGEMENT CORP.
 AIG SUNAMERICA ASSET MANAGEMENT    AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.           JANUS CAPITAL MANAGEMENT LLC.
              CORP.                        BARON CAPITAL MANAGEMENT, INC.                PUTNAM INVESTMENT MANAGEMENT, INC.
 GOLDMAN SACHS ASSET MANAGEMENT              DRESDNER RCM GLOBAL FUNDS                     T. ROWE PRICE ASSOCIATES, INC.
 GOLDMAN SACHS ASSET MANAGEMENT/               FRED ALGER MANAGEMENT                     WELLINGTON MANAGEMENT COMPANY, LLP
 GOLDMAN SACHS ASSET MANAGEMENT                HARRIS ASSOCIATES L.P.
              INT'L                         J.P. MORGAN INVESTMENT INC.
  JANUS CAPITAL MANAGEMENT LLC.            MARSICO CAPITAL MANAGEMENT LLC
       LORD, ABBETT & CO.                SALOMON BROTHERS ASSET MANAGEMENT
 T. ROWE PRICE ASSOCIATES, INC.                  THIRD AVENUE FUNDS
 WELLINGTON MANAGEMENT COMPANY,        THORNBURG INVESTMENT MANAGEMENT, INC.
               LLP

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Select(II) Variable Annuity. If elected, this variable annuity provides a payment enhancement program called "Seasons Rewards." Your withdrawal charge schedule will be longer and greater than other contracts offered without the Seasons Rewards program.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 2, 2004. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.


The table of contents of the SAI appears below in this prospectus. For a free copy of the SAI, call us at 800/445-SUN2 or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2003, file no. 033-47472, is incorporated herein by reference.

All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

     AIG SunAmerica Life Assurance Company
     Annuity Service Center
     P.O. Box 54299
     Los Angeles, California 90054-0299
     Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE
COMMISSION POSITION ON
INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

TABLE OF CONTENTS


GLOSSARY....................................................    4
HIGHLIGHTS..................................................    5
FEE TABLES..................................................    6
   Maximum Owner Transaction Expenses.......................    6
   Separate Account Annual Expenses.........................    6
   Optional Feature Fees....................................    6
   Portfolio Expenses.......................................    6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................    7
THE SEASONS SELECT(II) VARIABLE ANNUITY.....................    9
PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY............   10
   Allocation of Purchase Payments..........................   10
   Seasons Rewards Program..................................   11
   Accumulation Units.......................................   12
   Free Look................................................   13
   Exchange Offers..........................................   13
INVESTMENT OPTIONS..........................................   14
   Variable Portfolios......................................   14
     The Portfolios.........................................   14
     The Seasons Strategies.................................   15
   Transfers During the Accumulation Phase..................   19
   Dollar Cost Averaging....................................   20
   Asset Allocation Rebalancing Program.....................   21
   Return Plus Program......................................   21
   Voting Rights............................................   21
   Substitution.............................................   21
ACCESS TO YOUR MONEY........................................   22
   Free Withdrawal Provision................................   22
   Systematic Withdrawal Program............................   23
   Minimum Contract Value...................................   24
   Qualified Contract Owners................................   24
OPTIONAL LIVING BENEFITS....................................   24
   Seasons Income Rewards...................................   24
   Seasons Promise..........................................   28
DEATH BENEFIT...............................................   30
   Standard Death Benefit...................................   32
   Seasons Estate Advantage.................................   34
   Spousal Continuation.....................................   36
EXPENSES....................................................   37
   Withdrawal Charges.......................................   37
   Investment Charges.......................................   38
   Contract Maintenance Fee.................................   38
   Transfer Fee.............................................   38
   Optional Seasons Income Rewards Fee......................   38
   Optional Seasons Promise Fee.............................   38
   Optional Seasons Estate Advantage Fee....................   39
   Optional Earnings Advantage Fee..........................   39
   Premium Tax..............................................   39
   Income Taxes.............................................   39
   Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   39
INCOME OPTIONS..............................................   39
   Annuity Date.............................................   39
   Income Options...........................................   40
   Allocation of Annuity Payments...........................   41
   Transfers During the Income Phase........................   41
   Deferment of Payments....................................   41
TAXES.......................................................   42
   Annuity Contracts in General.............................   42
   Tax Treatment of Distributions--Non-qualified
     Contracts..............................................   42
   Tax Treatment of Distributions--Qualified Contracts......   42
   Minimum Distributions....................................   43
   Tax Treatment of Death Benefits..........................   44
   Contracts Owned by a Trust or Corporation................   44
   Gifts, Pledges and/or Assignments of a Non-Qualified
     Annuity Contract.......................................   44
   Diversification and Investor Control.....................   44
PERFORMANCE.................................................   45
OTHER INFORMATION...........................................   45
   AIG SunAmerica Life......................................   45
   The Separate Account.....................................   45
   The General Account......................................   45
   Payments in Connection with Distribution of the
     Contract...............................................   46
   Administration...........................................   46
   Legal Proceedings........................................   46
INDEPENDENT ACCOUNTANTS.....................................   47
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   48
APPENDIX A--CONDENSED FINANCIALS............................  A-1
APPENDIX B--SEASONS REWARDS PROGRAM EXAMPLES................  B-1
APPENDIX C--MARKET VALUE ADJUSTMENT.........................  C-1
APPENDIX D--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  D-1
APPENDIX E--OPTIONAL LIVING BENEFITS CALCULATION EXAMPLES...  E-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"), we, us, the issuer of this annuity contract.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

LATEST ANNUITY DATE--Your 95th birthday or tenth anniversary, whichever is later.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PAYMENT ENHANCEMENT(S)--The amount(s) allocated to your contract by us under the Seasons Rewards Program. Payment enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.


SELECT OR FOCUSED PORTFOLIO(S)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each Select and Focused Portfolio has a distinct investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to an underlying fund in which a portion of the assets is generally managed by three different advisors.


SEASONS REWARDS PROGRAM--A program that provides a payment enhancement in exchange for a surrender charge schedule that declines over 9 years.

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").


SEASONS STRATEGY(IES)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each Seasons Strategy has its own investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to three out of six available portfolios, each of which is managed by a different investment advisor.



VARIABLE PORTFOLIO(S)--Refers collectively to the Select Portfolios, Focused Portfolios and/or Seasons Strategies.

HIGHLIGHTS
--------------------------------------------------------------------------------


The Seasons Select(II) Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in the Select Portfolios, Focused Portfolios and/or pre-allocated Strategies ("Variable Portfolios") and available fixed account options. You may also elect to participate in the Seasons Rewards program of the contract that can provide you with Payment Enhancements to invest in your contract in exchange for a longer withdrawal charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. If you elected to participate in Seasons Rewards, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Please see PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The percentage of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Seasons Rewards Program, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WE ALSO OFFER PRODUCTS THAT DO NOT OFFER THE SEASONS REWARDS PROGRAM. CONTRACTS WITHOUT SEASONS REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS THE SAME CONTRACT WITH THE PROGRAM. HOWEVER, CONTRACTS WITHOUT THE SEASONS REWARDS PROGRAM GENERALLY HAVE A SHORTER SURRENDER CHARGE SCHEDULE WHICH MAY HAVE LOWER PERCENTAGES IN CERTAIN YEARS. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.
MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)
If Seasons Rewards is elected...................   9%
If Seasons Rewards is not elected...............   7%

TRANSFER FEE
No charge for the first 15 transfers each contract year; thereafter, the fee is $25 ($10 in Pennsylvania and Texas) per transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES, WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
$35 ($30 in North Dakota) waived if contract value $50,000 or more

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)


Mortality and Expense Risk Fees..............  1.25%
Distribution Expense Charge..................  0.15%
Optional Seasons Estate Advantage Fee........  0.15%
Optional Earnings Advantage Fee..............  0.25%
                                               -----
Total Separate Account Annual Expenses.......  1.80%



OPTIONAL FEATURE FEES
You may elect only one of the following optional features: Seasons Income Rewards or Seasons Promise described below.


OPTIONAL SEASONS INCOME REWARDS FEE


CONTRACT YEAR                          ANNUALIZED FEE(2)
-------------                          -----------------
  0-7................................         0.65%
  8+.................................         0.45%


OPTIONAL SEASONS PROMISE FEE


CONTRACT YEAR                          ANNUALIZED FEE(3)
-------------                          -----------------
0-7..................................         0.50%
8-10.................................         0.25%
11+..................................         none



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIO OF THE TRUST BEFORE ANY WAIVER OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING TRUST'S FEES AND EXPENSES IS CONTAINED IN THE ATTACHED TRUST PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING.


PORTFOLIO EXPENSES

[TO BE UPDATED BY AMENDMENT]



TOTAL ANNUAL TRUST OPERATING EXPENSES  MINIMUM   MAXIMUM
-------------------------------------  -------   -------
(expenses that are deducted from
underlying portfolios of the Trust,
including management fees, other
expenses and 12b-1 fees, if
applicable).......................      1.11%    3.46%


FOOTNOTES TO THE FEE TABLE:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

YEARS:......................................................   1     2     3     4     5     6     7     8     9    10+
Non-Seasons Rewards.........................................   7%    6%    6%    5%    4%    3%    2%    0%    0%    0%
Seasons Rewards.............................................   9%    8%    7%    6%    6%    5%    4%    3%    2%    0%


(2) The Seasons Income Rewards feature is optional and if elected, the fee is generally calculated as a percentage of your Purchase Payments received in the first 90 days less proportionate withdrawals. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter.



(3) The Seasons Promise feature is optional and if elected, the fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted from your contract value at the end of the first contract quarter and quarterly thereafter.

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------


[TO BE UPDATED BY AMENDMENT]


                          IF YOU ELECT SEASONS REWARDS

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expense, fees for optional features and expenses for the underlying portfolios of the Trusts.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; NO WITHDRAWALS and that the maximum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.80% (including the Seasons Estate Advantage and Earnings Advantage) and investment in an underlying portfolio with total expenses of 3.46%.)



(1) If you surrender your contract at the end of the applicable time period and you elect the Seasons Estate Advantage Benefit (0.15%), the Earnings Advantage (0.25%) and Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years 8-10).



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,505   $2,498    $3,567     $5,744


(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $486    $1,461    $2,439     $4,894


(3) If you do not surrender your contract and you elect the Seasons Estate Advantage (0.15%), the Earnings Advantage (0.25%) and Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years 8-10).



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $605    $1,798    $2,967     $5,744


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an underlying portfolio with total expenses of 1.11%.

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,164   $1,512    $1,988     $2,953

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $254     $782     $1,335     $2,846

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $264     $812     $1,388     $2,953

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------


[TO BE UPDATED BY AMENDMENT]


                      IF YOU DO NOT ELECT SEASONS REWARDS

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expense, fees for optional features and expenses for the underlying portfolios of the Trusts.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; NO WITHDRAWALS and that the maximum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.80% (including the Seasons Estate Advantage and Earnings Advantage) and investment in an underlying portfolio with total expenses of 3.46%.)



(1) If you surrender your contract at the end of the applicable time period and you elect the Seasons Estate Advantage Benefit (0.15%), the Earnings Advantage (0.25%) and Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years 8-10).



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,293   $2,362    $3,309     $5,631


(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $486    $1,461    $2,439     $4,894


(3) If you do not surrender your contract and you elect the Seasons Estate Advantage (0.15%), the Earnings Advantage (0.25%) and Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years 8-10).



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $573    $1,762    $2,909     $5,631


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an underlying portfolio with total expenses of 1.11%.)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$  959   $1,396    $1,760     $2,895

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $254     $782     $1,335     $2,846

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $259     $796     $1,360     $2,895

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. We converted the contract administration fee to a percentage (0.05%). The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectus located behind this prospectus.
2. In addition to the stated assumptions, the Examples assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.
3. Examples reflecting participation in the Seasons Rewards program reflect the Seasons Rewards withdrawal charge schedule and a 2% upfront payment enhancement.

4. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for these features. If you elected the Seasons Promise program instead of the Seasons Income Rewards program, your expenses would be lower than those shown in these tables. The fee for the Seasons Income Rewards and Seasons Promise features are not calculated as a percentage of your daily net asset value but on other calculation more fully described in the prospectus.

5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Condensed financials appear in Appendix A of this prospectus.

THE SEASONS SELECT(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios. The Variable Portfolios, are similar to mutual funds, in that they have specific investment objectives and their performance varies. You can gain or lose money if you invest in the Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.


The Contract may also offer several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in your Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.


For more information on the Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS BELOW.

AIG SunAmerica Life issues the Seasons Select(II) Variable Annuity. When you purchase a Seasons Select(II) Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Select(II) may not currently be available in all states. Please check with your financial representative regarding availability in your state.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the federal tax code you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years, or 9 years if you elect to participate in the Seasons Rewards Program. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes.

                                              MINIMUM          MINIMUM SUBSEQUENT
                       MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                       PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                       ----------------   ----------------   ----------------------
Qualified                   $2,000              $500                  $50
Non-qualified               $5,000              $500                  $50


We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company and First SunAmerica Life Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required, at any time.


Once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan that allows you to make subsequent Purchase Payments of as little as $50.


In addition, we may not issue a contract to anyone age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made.


We allow spouses to jointly own this contract. However the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.


You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.


ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed accounts and Variable Portfolios according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you or ask your permission to keep your money until we get the information necessary to issue the contract.

SEASONS REWARDS PROGRAM

If you elect to participate in the Seasons Rewards Program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE WITHDRAWAL CHARGES BELOW. If you make an early withdrawal of Purchase Payments, we may effectively recoup a portion of any bonuses applicable to any payment withdrawn. SEE EXPENSES BELOW. The Seasons Rewards Program may not be approved for sale in your state or through the broker-dealer with which your financial representative is affiliated. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below.

Purchase Payments may not be invested in the Dollar Cost Averaging fixed accounts if you participate in the Seasons Rewards Program.

There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Seasons Rewards Program may not perform as well as the contract without the feature.

  ENHANCEMENT LEVELS

The Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your Enhancement Level by adding to your contract value on the date we receive each subsequent Purchase Payment the amount of that subsequent Purchase Payment.

  UPFRONT PAYMENT ENHANCEMENT

An Upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when we receive each Purchase Payment.

  DEFERRED PAYMENT ENHANCEMENT

A Deferred Payment Enhancement is an amount we may add to your contract on a future date (the "Deferred Payment Enhancement Date"). We calculate the Deferred Payment Enhancement amount, if any, as a percentage of each Purchase Payment (the "Deferred Payment Enhancement Rate"). We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management portfolio.

If you withdraw any portion of a Purchase Payment, to which a Deferred Payment Enhancement applies, prior to the Deferred Payment Enhancement Date, we reduce the amount of the corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

CURRENT ENHANCEMENT LEVELS



The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments, are as follows:



                                    UPFRONT PAYMENT    DEFERRED PAYMENT
ENHANCEMENT LEVEL                   ENHANCEMENT RATE   ENHANCEMENT RATE
-----------------                   ----------------   ----------------
Under $500,000                             4%                 0%
$500,000 - more                            5%                 0%



The applicable Payment Enhancement rate is that which is in effect, when we receive each purchase payment under your contract. Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. We are currently not offering a Deferred Payment Enhancement Rate. Future Deferred Payment Enhancement Rates may increase or stay the same; there is no minimum Deferred Payment Enhancement Rate. The number of years before which you may receive any applicable future Deferred Payment Enhancement may change as well.


See your financial representative regarding the Current Enhancement Levels and Payment Enhancement Rates.

90 DAY WINDOW

Contracts issued with the Seasons Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or any applicable Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued. We will add any applicable Upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution. If applicable, any Deferred Look Back Adjustment will be allocated to the Cash Management portfolio.

We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:

     - You surrender your contract;

     - A death benefit it paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

APPENDIX B provides an example of the 90 Day Window Provision.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SEASONS REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

Check with your representative for information on the Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolios you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We base the number of units you receive on the unit value of the variable investment option as of the date we receive your money, if we receive it before 1:00 p.m. Pacific Standard Time (PST) and on the next day's unit value if we receive your money after 1:00 p.m. PST. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We do this by:

     1. determining the total value of money invested in a particular Variable Portfolio;

     2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

     3. dividing this amount by the number of outstanding Accumulation Units.

     EXAMPLE (CONTRACTS WITHOUT SEASONS REWARDS):

    We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. We determine that the value of an Accumulation Unit for the Focus Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Focus Growth Portfolio.

     EXAMPLE (CONTRACTS WITH SEASONS REWARDS):

    We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. If the Upfront Payment Enhancement is 2.00% of your Purchase Payment, we would add an Upfront Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for the Focus Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for the Focus Growth Portfolio.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

Generally we will refund to you the value of your contract on the day we receive your request MINUS any applicable Free Look Payment Enhancement Deduction, if you had elected the Seasons Rewards program. The Free Look Payment Enhancement Deduction is equal of the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management investment option during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract MINUS the Free Look Payment Enhancement Deduction, if applicable.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract offers Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios are only available through the purchase of certain variable annuities.

Each of the variable investment options of the contract invests in underlying portfolios of Seasons Series Trust. AIG SunAmerica Asset Management, Corp. ("AIG SAAMCo"), an affiliate of AIG SunAmerica Life, manages Seasons Series Trust. AIG SAAMCo has engaged sub-advisers to provide investment advice for certain of the underlying investment portfolios.

YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE AND RISK FACTORS.


THE PORTFOLIOS


The contract offers Select Portfolios, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an underlying investment portfolio of the Seasons Series Trust. Except for the Cash Management portfolio, each underlying portfolio is multi-managed by a team of three money managers, one component of the underlying portfolios is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. The unmanaged component of each underlying portfolio is intended to balance some of the risks associated with an actively traded portfolio.

The contract also currently offers Focused Portfolios. Each multi-managed Focused Portfolio offers you at least three different professional managers, and each of which advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.


Each underlying Select and Focused Portfolio and the respective managers are:


                                      SELECT PORTFOLIOS
LARGE CAP GROWTH                MID CAP GROWTH                  INTERNATIONAL EQUITY
AIG Global Investment Corp.     AIG Global Investment Corp.     AIG Global Investment Corp.
Goldman Sachs Asset Management  T. Rowe Price Associates, Inc.  Goldman Sachs Asset Management
Janus Capital Management LLC    Wellington Management Company,  International
                                LLP                             Lord, Abbett & Co.
LARGE CAP COMPOSITE
AIG Global Investment Corp.     MID CAP VALUE                   DIVERSIFIED FIXED INCOME
AIG SAAMCo                      AIG Global Investment Corp.     AIG Global Investment Corp.
T. Rowe Price Associates, Inc.  Goldman Sachs Asset Management  AIG SAAMCo
                                Lord, Abbett & Co.              Wellington Management Company,
LARGE CAP VALUE                                                 LLP
AIG Global Investment Corp.     SMALL CAP
T. Rowe Price Associates, Inc.  AIG Global Investment Corp.     CASH MANAGEMENT
Wellington Management Company,  Lord Abbett                     AIG SAAMCo
LLP                             AIG SAAMCo

                                   FOCUSED PORTFOLIOS
FOCUS GROWTH           FOCUS GROWTH & INCOME  FOCUS VALUE            FOCUS TECHNET
Fred Alger Management  Harris Associates      American Century       Dresdner RCM Global
Marsico Capital        L.P.                   Investment Management  Funds
Management LLC         Marsico Capital        Inc.                   AIG SAAMCo
Solomon Brothers       Management LLC         Third Avenue Funds     Baron Capital
Asset Management       Thornburg Investment   J.P. Morgan            Management, Inc.
                       Management, Inc.       Investment Management
                                              Inc.


PORTFOLIO OPERATION



Each Select and Focused Portfolio is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers (except for the Cash Management portfolio). Generally, the Purchase Payments received for allocation to each Select and Focused Portfolio will be allocated equally among the three managers for that Select and Focused Portfolio. Each quarter AIG SAAMCo will evaluate the asset allocation between the three managers of each Select and Focused Portfolio. If AIG SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the incoming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing Select and Focused Portfolio assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the Select and Focused Portfolio.



THE SEASONS STRATEGIES


The contract offers multi-manager variable investment Seasons Strategies, each with a different investment objective. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.

Each Seasons Strategy invests in three underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the Seasons Strategy.

The underlying investment portfolios of Seasons Series Trust in which the Seasons Strategies invest include the Asset Allocation: Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios").

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam Investment Management, Inc. The Stock Portfolio is managed by T. Rowe Price Associates, Inc. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus Capital Management LLC., a balanced component managed by AIG SunAmerica Asset Management Corp. and a fixed income component managed by Wellington Management Company, LLP. The Growth Seasons Strategy and the Moderate Growth Seasons Strategy also have an aggressive growth component which AIG SAAMCo manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each Seasons Strategy uses an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each Seasons Strategy initially has a neutral asset allocation mix of stocks, bonds and cash.

SEASONS STRATEGY REBALANCING

Each Seasons Strategy is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each Seasons Strategy with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each Seasons Strategy. The pie charts on the following pages demonstrate:

     - the neutral asset allocation mix for each Seasons Strategy; and

     - the percentage allocation in which each Seasons Strategy invests.

On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any Seasons Strategy more frequently if rebalancing is, deemed necessary and not adverse to the interests of contract owners invested in such Seasons Strategy. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns.


GROWTH STRATEGY                                                    MODERATE GROWTH STRATEGY
      GOAL: Long-term growth of capital, allocating its                GOAL: Growth of capital through investments in equities,
  assets primarily to stocks. This Strategy may be best            with a secondary objective of conservation of principal by
  suited for those with longer periods to invest.                  allocating more of its assets to bonds than the Growth
                                                                   Strategy. This Strategy may be best suited for those nearing
  Target Asset Allocation:                                         retirement years but still earning income.
      Stocks 80%             Bonds 15%             Cash            Target Asset Allocation:
  5%
                                                                       Stocks 70%              Bonds 25%              Cash
  [GROWTH CHART]                                                   5%
                                                                   [MODERATE GROWTH CHART]


BALANCED GROWTH STRATEGY                                           CONSERVATIVE GROWTH STRATEGY
      GOAL: Focuses on conservation of principal by                    GOAL: Capital preservation while maintaining some
  investing in a more balanced weighting of stocks and             potential for growth over the long term. This Strategy may
  bonds, with a secondary objective of seeking a high total        be best suited for those with lower investment risk
  return. This Strategy may be best suited for those               tolerance.
  approaching retirement and with less tolerance for
  investment risk.                                                 Target Asset Allocation:
  Target Asset Allocation:                                             Stocks 42%              Bonds 53%              Cash
                                                                   5%
      Stocks 55%             Bonds 40%             Cash
  5%                                                               [CONSERVATIVE GROWTH CHART]
  [BALANCED GROWTH CHART]

FIXED INVESTMENT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - CURRENT RATE: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - RENEWAL RATE: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

If you take money out of any available multi-year FAGP before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX C SHOWS HOW WE CALCULATE AND APPLY THE MVA.

If available, you may systematically transfer interest earned in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. If available, these systematic transfers will not count toward the 15 free transfers per contract year and are not subject to a market value adjustment. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative regarding the current availability of this service.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. If you do not elect to participate in the Seasons Rewards program, we may also offer Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS


If you do not elect the Seasons Rewards program, you may invest initial and/or subsequent Purchase Payments in DCAFAs, if available. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation on file. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.

This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.

In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:

     - the number of transfers made in a defined period;

     - the dollar amount of the transfer;

     - the total assets of the Variable Portfolio involved in the transfer;

     - the investment objectives of the particular Variable Portfolios involved in your transfers; and/or

     - whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website
(http://www.aigsunamerica.com) or in writing by mail or facsimile.

We allow 15 free transfers per contract per year. We charge $25 ($10 IN PENNSYLVANIA AND TEXAS) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA or Asset Rebalancing programs do not count against your 15 free transfers per contract year.

All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.

We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND, WAIVE OR TERMINATE THESE TRANSFER PROVISIONS AT ANY TIME.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the variable investment options. Under the program you systematically transfer a set dollar amount or percentage from any Variable Portfolio (source accounts) to any other Variable Portfolio. Transfers may occur on such periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. Fixed account options are not available as target accounts for the DCA program. The minimum transfer amount under the DCA program is $100 per transfer.



We may also offer DCAFAs for a specified time period exclusively to facilitate this program. If you elect to participate in the Seasons Rewards Program, the DCAFAs are not available under your contract. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate a Purchase Payment into DCAFAs, we transfer all your money allocated to that account into the Variable Portfolios you select over the selected time period at an offered frequency of your choosing. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the target account(s) according to your instructions to us or your current allocation instructions on file.



You may terminate your DCA program at any time. If money remains in the DCAFA, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:


    Assume that you want to gradually move $750 each month from the Cash Management Portfolio to the Mid-Cap Value Select Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:


MONTH    ACCUMULATION UNIT    UNITS PURCHASED
-----    -----------------    ---------------
  1           $ 7.50                100
  2           $ 5.00                150
  3           $10.00                 75
  4           $ 7.50                100
  5           $ 5.00                150
  6           $ 7.50                100

    You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. We reserve the right to modify, suspend or terminate this program at any time.

RETURN PLUS PROGRAM

The Return Plus Program, available if offering FAGPs, allows you to invest in one or more of the Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options (other than the DCA fixed accounts) and the Variable Portfolios you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program.

     EXAMPLE:

    Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

We reserve the right to modify, suspend or terminate this program at any time.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trust's shares. However, when an underlying portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the investment variable portfolios offered under your contract. For example, we may offer new portfolios, delete portfolios, or stop accepting allocations and/or investments in a particular portfolio. We may move assets and re-direct future premium allocations from one portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new investment variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your portfolio choices.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal and a market value adjustment if a withdrawal comes from the multi year fixed investment options prior to the end of a guarantee period. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES BELOW. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.


The minimum partial withdrawal amount is $1,000. We require that the value left in the contract be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment option in which your contract is invested. Withdrawals from fixed investment options prior to the end of the guarantee period may result in a market value adjustment.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington).

If you participate in the Seasons Rewards Program, you will not receive any applicable Deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date. SEE SEASONS REWARDS PROGRAM ABOVE.

To determine your free withdrawal amount and the amount, if any, on which we assess a withdrawal charge, we refer to two special terms. These are penalty-free earnings and the Total Invested Amount.

The penalty-free earnings portion of your contract is your account value less your Total Invested Amount. The Total Invested Amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your Total Invested Amount are as follows:

     1. Any prior withdrawals on which you previously paid a withdrawal charge, plus the amount of the withdrawal charge.

     2. Any prior free withdrawals in any year that were in excess of your penalty-free earnings and were free because the Purchase Payment withdrawn is no longer subject to surrender charges at the time of the withdrawal.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the Total Invested Amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the surrender charge.

During your first contract year your free withdrawal amount is the greater of:

     1. Your penalty-free earnings, or;

     2. If you are participating in the Systematic Withdrawal program, a total of 10% of your Total Invested Amount less any prior withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

     1. Your penalty free earnings and any portion of your Total Invested Amount no longer subject to surrender charges, or;

     2. 10% of the portion of your Total Invested Amount that has been in your contract for at least one year less any withdrawals taken during the contract year.

Purchase Payments withdrawn, above and beyond the amount of your free withdrawal amount, which have been invested for less than 7 years, or 9 years if you elect to participate in the Seasons Rewards Program, will result in your paying a withdrawal charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage applicable is determined by the age of the Purchase Payment being withdrawn. For purposes of calculating the surrender charge in the event of a full surrender, the charge is calculated based on the remaining Total Invested Amount still subject to surrender charge.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example, we will assume a 0% growth rate over the life of the contract, no election of the Seasons Rewards Program, Income Protector Program or Seasons Estate Advantage and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After those free withdrawals your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation, A - (B X C) = D, where:

A = Your contract value at the time of your request for surrender ($80,000)
B = The amount of your Total Invested Amount still subject to surrender charge ($100,000)
C = The withdrawal charge percentage applicable to the age of each Purchase Payment at the time of full surrender (4%) [B X C = $4,000]
D = Your full surrender value ($76,000)

SYSTEMATIC WITHDRAWAL PROGRAM


If you elect, we use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100 ($250 for Oregon). There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above. Withdrawals in excess of that amount may incur a withdrawal charge. There is no additional charge for participating in this program.


The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges and/or MVA on withdrawals or surrenders of contract value paid directly to the owner, not to a third party or other financial services company.


In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.

OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

SEASONS INCOME REWARDS FEATURE

What is Seasons Income Rewards?

Seasons Income Rewards is an optional feature available only on contracts issued on or after May 3, 2004 and subject to state availability. If you elect this feature, for which you will be charged an annualized fee, you are guaranteed to receive withdrawals over a minimum number of years that in total equals at least the initial Purchase Payment adjusted for withdrawals, even if the contract value falls to zero. Seasons Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance.

How can I elect the feature?


You may elect the feature only at the time of contract issue and must choose either Option 1 or Option 2. The date you elect the feature (which is also the contract issue date) is your BENEFIT EFFECTIVE DATE. The earliest you may begin taking withdrawals under the benefit after a specified waiting period is the BENEFIT AVAILABILITY DATE. You cannot elect the feature if you are age 81 or older on the Benefit Effective Date or if the Benefit Availability Date is on or after the Latest Annuity Date. Generally, once you elect the feature, it cannot be canceled. The Seasons Income Rewards has rules and restrictions that are discussed more fully below. Seasons Income Rewards is not available if you elect the Seasons Promise. SEE SEASONS PROMISE BELOW.


How is the benefit calculated?

There are several components that comprise the integral aspects of this benefit. In order to determine the benefit's value at any point in time, we calculate each of the components as described below. We calculate Eligible Purchase Payments, Withdrawal Benefit Base, Step-Up Amount and Stepped-Up Benefit Base.

First, we determine the ELIGIBLE PURCHASE PAYMENTS according to the table below.

-------------------------------------------------------------------------------------------
               TIME ELAPSED SINCE                           PERCENTAGE OF ELIGIBLE
             BENEFIT EFFECTIVE DATE                           PURCHASE PAYMENTS
-------------------------------------------------------------------------------------------
 0-90 Days                                         100%
-------------------------------------------------------------------------------------------
 91 Days +                                         0%
-------------------------------------------------------------------------------------------


Second, we determine the WITHDRAWAL BENEFIT BASE ("WBB"). THE WBB is used to calculate the amount of total guaranteed withdrawals and the annual maximum withdrawal amount available under the benefit. On the Benefit Availability Date, the WBB equals the sum of all Eligible Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The WBB does not include any payment enhancements that are offered in association with the Seasons Rewards program.



Third, we determine a STEP UP AMOUNT, if any, which is calculated as a specified percentage of the WBB on the Benefit Availability Date. For contracts issued on or after May 19, 2004, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as the death benefits, contract values or annuitization value.


Fourth, we determine the STEPPED-UP BENEFIT BASE ("SBB") which is the total amount available for withdrawal under the benefit and is used to calculate the minimum time period over which you may take withdrawals under the benefit. The SBB equals the WBB plus the Step-Up Amount.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA") which is a stated percentage of the WBB.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD ("MWP") which is the minimum period at any point in time over which you may take withdrawals under the benefit. The MWP is calculated by dividing the SBB by the MAWA.

The table below is a summary of the two Seasons Income Rewards options we are offering as applicable on the Benefit Availability Date:


------------------------------------------------------------------------------------------------------
                                                                                             MWP* (IF
                                                                                               MAWA
                                                                                              TAKEN
                                                                   STEP-UP       MAWA          EACH
                         BENEFIT AVAILABILITY DATE                 AMOUNT*    PERCENTAGE      YEAR)
------------------------------------------------------------------------------------------------------
 Option 1  3 years following Benefit Effective Date                10% of     10% of WBB     11 years
                                                                     WBB
------------------------------------------------------------------------------------------------------
 Option 2  5 Years following Benefit Effective Date                20% of     10% of WBB     12 years
                                                                     WBB
------------------------------------------------------------------------------------------------------



* You will not receive a Step-Up Amount if you take a withdrawal prior to the Benefit Availability Date. The MWP will be 10 years if you do not receive a Step-Up Amount.



What is the fee for Seasons Income Rewards?



The annualized Seasons Income Rewards fee will be assessed against the WBB and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract value falls to zero before the benefit has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of the quarter.


-------------------------------------------------------------------------------------------
             TIME ELAPSED SINCE THE
             BENEFIT EFFECTIVE DATE                             ANNUALIZED FEE
-------------------------------------------------------------------------------------------
 0-7 years                                         0.65% of WBB
-------------------------------------------------------------------------------------------
 8+ years                                          0.45% of WBB
-------------------------------------------------------------------------------------------

What is the effect of withdrawals on Seasons Income Rewards?


The benefit amount, MAWA and MWP may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the MAWA generally reduce the benefit by the amount of the withdrawal. Withdrawals in excess of the MAWA may reduce the benefit based on the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the MAWA will result in a greater reduction of the benefit. We further explain the impact of withdrawals and the effect on each component of Seasons Income Rewards through the calculations below:


     CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.


     WBB: Withdrawals prior to the Benefit Availability Date reduce the WBB in the same proportion that the contract value was reduced at the time of the withdrawal and eliminate any Step-Up Amount.


     Withdrawals after the Benefit Availability Date will not reduce the WBB until the sum of withdrawals exceeds the Step-Up amount. Thereafter, any withdrawal or portion thereof that exceeds the Step-Up Amount will reduce the WBB as follows: If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the MAWA, the WBB will be reduced by the amount of the withdrawal. If the withdrawal causes total withdrawals in the Benefit Year to exceed the MAWA, the WBB is reduced to the lesser of (a) or
     (b), where:

        a. is the WBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the WBB immediately prior to the withdrawal minus the portion of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.


     SBB: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount, the SBB will be equal to the WBB if you take withdrawals prior to the Benefit Availability Date.


     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the MAWA will reduce the SBB by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the MAWA (in that Benefit Year) reduces the SBB to the lesser of (a) or (b), where:

        a. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

     MAWA: If the sum of withdrawals in a Benefit Year does not exceed the MAWA for that Benefit Year, the MAWA does not change for the next Benefit Year.

     If total withdrawals in a Benefit Year exceed the MAWA, the MAWA will be recalculated at the start of the next Benefit Year. The new MAWA will equal the SBB on that Benefit Year anniversary divided by the MWP on that Benefit Year Anniversary. The new MAWA may be lower than your previous MAWAs.

     MWP: After each withdrawal a new MWP is calculated. If total withdrawals in a Benefit Year are less than or equal to MAWA the new MWP equals the SBB after the withdrawal divided by the current MAWA.

     During any Benefit Year in which the sum of withdrawals exceeds the MAWA, the new MWP equals the MWP calculated at the end of the prior Benefit Year reduced by one year.


     Appendix E provides examples of the effect withdrawals have on the Seasons Income Rewards feature.

What happens if my contract value is reduced to zero?


     If the contract value is zero but the SBB is greater than zero, a benefit remains payable under Seasons Income Rewards feature. While a benefit is payable under Seasons Income Rewards until the SBB is reduced to zero, the contract is terminated when the contract value equals zero. At such time, except for Seasons Income Rewards, all benefits of the contract are terminated. In that event, you may not make subsequent Purchase Payments. Therefore, under adverse market conditions, withdrawals under the benefit may reduce the contract value to zero, thereby eliminating any death benefit or future income payments.

To receive your remaining Seasons Income Rewards benefit, you may select one of the following options:

     a. lump sum distribution of the present value of the total remaining guaranteed withdrawals; or

     b. the current MAWA, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the SBB equals zero; or

     c. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining benefit will be paid as the current MAWA on a quarterly basis.

What happens to Seasons Income Rewards upon a spousal continuation?

A spousal beneficiary of the original owner may elect to continue or cancel Seasons Income Rewards and its accompanying fee. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change as a result of a spousal continuation. A Continuation Contribution is not considered an Eligible Purchase Payment for purposes of determining the benefit. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal beneficiary elect to receive any remaining withdrawals under Seasons Income Rewards upon my death?

If the SBB is greater than zero when the original owner dies, a non-spousal beneficiary may elect to continue receiving any remaining withdrawals under the benefit. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change. If a contract value remains, the fee for the benefit will continue to be assessed. Electing to receive the remaining withdrawals will terminate any death benefit payable to the non-spousal beneficiary.

Can Seasons Income Rewards be canceled?

Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:


     1. SBB is equal to zero; or



     2. Annuitization of the contract; or



     3. Full Surrender of the contract; or



     4. Death benefit is paid; or



     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.



     We reserve the right to terminate your contract if, withdrawals in excess of MAWA in any Benefit Year reduce the SBB by 50% or more.


Important Information


The Seasons Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. This feature also does not guarantee lifetime income payments. If you plan to make subsequent Purchase Payments over the life of your contract, which are not considered Eligible Purchase Payments under the feature, Seasons Income Rewards does not guarantee a withdrawal of those subsequent Purchase Payments. You may never need to rely on Seasons Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.



Withdrawals under the benefit are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.



If you need to or are required to take required minimum distributions ("RMD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that withdrawals may negatively impact the value of Seasons Income Rewards. You will not receive a Step-Up Amount if you take withdrawals before the Benefit Availability Date. See EFFECT OF WITHDRAWALS above. Any withdrawals taken under this benefit or under the contract, may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances.



The Seasons Income Rewards cannot be elected if you elect the Seasons Promise feature. We reserve the right to limit the maximum WBB to $1 million. Seasons Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.


For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect Seasons Income Rewards. We reserve the right to modify, suspend or terminate Seasons Income Rewards (in its entirety or any component) at any time for prospectively issued contracts.

SEASONS PROMISE FEATURE

What is Seasons Promise?

The Seasons Promise is an optional feature of your variable annuity. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Seasons Promise may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract.

If you elect the Seasons Promise, at the end of the applicable waiting period we will evaluate your contract to determine if a Seasons Promise benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Seasons Promise benefit payable to you.

How can I elect the feature?


You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature on your contract application. The effective date for this feature will be your contract issue date. Seasons Promise is not available if you elect the Seasons Income Rewards. SEE SEASONS INCOME REWARDS ABOVE.


The Seasons Promise feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Seasons Promise be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Seasons Promise will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

How is the benefit calculated?

The Seasons Promise is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                                   PERCENTAGE OF PURCHASE PAYMENTS INCLUDED IN THE
TIME ELAPSED SINCE EFFECTIVE DATE        SEASONS PROMISE BENEFIT CALCULATION
---------------------------------  -----------------------------------------------
            0-90 days                                   100%
            91+ days                                     0%

The Seasons Promise benefit calculation is equal to your Seasons Promise Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Seasons Promise Base is equal to (a) minus (b) where:

        (a) is the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

        (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Seasons Rewards feature are not considered Purchase Payments and are not used in the calculation of the Seasons Promise Base.


We will allocate any benefit amount contributed to the contract value on the benefit date to the Cash Management portfolio. Any Seasons Promise benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as Earnings Advantage, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.


What is the fee for Seasons Promise?

Seasons Promise is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted from your contract value on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

  OPTION 1
CONTRACT YEAR   ANNUALIZED FEE*
-------------   ---------------
   0-7               0.50%
   8-10              0.25%
   11+               None

---------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What Happens to Seasons Promise upon a Spousal Continuation?

If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Important Information

The Seasons Promise feature may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that the Seasons Promise would not protect the majority of those payments.

Since the Seasons Promise feature may not guarantee a return of all Purchase Payments at the end of the waiting period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Seasons Promise benefit. For example, if near the end of the waiting period your Seasons Promise Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Seasons Promise Base on your benefit date, you will not receive any benefit even though you have paid for the Seasons Promise feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial representative as such activity may reduce the value of this Seasons Promise benefit.

We reserve the right to modify, suspend or terminate the Seasons Promise feature (in its entirety or any component) at any time for prospectively issued contracts.


DEATH BENEFIT

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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefits options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.



We will not pay a Deferred Payment Enhancement, if available, on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE SEASONS REWARDS PROGRAM ABOVE.



We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.



You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:



  1.  a certified copy of the death certificate; or



  2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



  3. a written statement by a medical doctor who attended the deceased at the time of death; or



  4.  any other proof satisfactory to us.



If the Annuitant dies before the annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.



If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.



If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the

Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.



EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS



The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.



Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the five-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).



Please consult your tax advisor regarding tax implications and your particular circumstances.



DEFINED TERMS



The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.



We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.



The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.

FOR CONTRACTS ISSUED ON OR ABOUT AUGUST 2, 2004, THE DEATH BENEFITS ARE AS
FOLLOWS:



STANDARD DEATH BENEFIT



If your contract is issued prior to your 83rd birthday (81st birthday if Seasons Rewards was elected), the standard death benefit on your contract is the greater of:



  1.  Contract Value; or



  2.  Net Purchase Payments received prior to your 86th birthday.



If your contract is issued on or after your 83rd birthday but prior to your 86th birthday and you did not elect Seasons Rewards, the standard death benefit on your contract is the greater of:



  1. Contract Value; or



  2. The lesser of:



      a. Net Purchase Payments received prior to your 86th birthday; or



      b. 125% of Contract Value



OPTIONAL SEASONS ESTATE ADVANTAGE



For an additional fee, you may elect one of the Seasons Estate Advantage benefits below, which can provide greater protection for your beneficiaries. If you elect one of the Seasons Estate Advantage benefits, you must choose either Option 1 or Option 2 at the time you purchase your contract and you cannot change your election thereafter at anytime. The fee for the Seasons Estate Advantage benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.



OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION



If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:



  1.  Contract value; or



  2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, plus Net Purchase Payments received after the 75th birthday but prior to the 86th birthday or date of death; or



  3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary but prior to the 86th birthday.



The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.



OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION



If the contract is issued prior to your 83rd birthday (81st birthday if Seasons Rewards is elected), the death benefit is the greatest of:



  1.  Contract value; or



  2.  Net Purchase Payments received prior to your 86th birthday; or



  3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

The Maximum Anniversary option may only be elected prior to your 83rd birthday (81st birthday if elected with Earnings Advantage benefit).



If you are age 90 or older at the time of death and selected the Maximum Anniversary Value Option, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.



OPTIONAL EARNINGS ADVANTAGE



The Earnings Advantage benefit, if elected, may increase your death benefit amount. In order to elect the Earnings Advantage, you must have also elected one of the optional Seasons Estate Advantage benefits described above. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable. The contract year of your death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Percentage.



The table below provides the details if you are age 69 or younger at the time we issue your contract:



------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE          MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
------------------------------------------------------------------------------------------
 Years 0-4               25% of earnings     40% of Net Purchase Payments
------------------------------------------------------------------------------------------
 Years 5-9               40% of earnings     65% of Net Purchase Payments*
------------------------------------------------------------------------------------------
 Years 10+               50% of earnings     75% of Net Purchase Payments*
------------------------------------------------------------------------------------------



If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available Earnings Advantage benefit:



------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE          MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
------------------------------------------------------------------------------------------
 All Contract Years      25% of earnings     40% of Net Purchase Payments*
------------------------------------------------------------------------------------------



* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum Earnings Advantage calculation.



What is the Contract Year of Death?


Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.



What is the Earnings Advantage Percentage Amount?


We determine the amount of the Earnings Advantage benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no Earnings Advantage amount will be added.



What is the Maximum Earnings Advantage Amount?


The Earnings Advantage is subject to a maximum dollar amount. The maximum Earnings Advantage amount is equal to a percentage of your Net Purchase Payments.



You must elect Earnings Advantage at the time of contract application. Once elected, you may not terminate or change this election.



We assess a 0.25% fee for Earnings Advantage. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

Earnings Advantage is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from Earnings Advantage if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The Earnings Advantage is not payable after the latest Annuity Date. You may pay for the Earnings Advantage and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS BELOW.



Earnings Advantage may not be available in your state or through the broker-dealer with which your financial representative is affiliated. See your financial representative for information regarding availability.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE EARNINGS ADVANTAGE BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



FOR CONTRACTS ISSUED PREVIOUS TO ON OR ABOUT AUGUST 2, 2004, THE DEATH BENEFITS ARE AS FOLLOWS:



STANDARD DEATH BENEFIT



The standard death benefit on your contract, if you are age 74 or younger at the time of death, is the greater of:



  1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the date of death, plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



  2. the contract value on the date we receive all required paperwork and satisfactory proof of death.



If you are age 75 or older at the time of death, the death benefit is the greater of:



  1. Net Purchase Payments compounded at a 3% annual growth rate from date of issue until the your 75th birthday, plus any Purchase Payments recorded after the 75th birthday; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 75th birthday, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



  2. the contract value at the time we receive all required paperwork and satisfactory proof of death.



SEASONS ESTATE ADVANTAGE



The Seasons Estate Advantage is an optional feature that offers a choice between two enhanced death benefits, each of which includes an Earnings Advantage component. You must elect Seasons Estate Advantage at the time we issue your contract and once elected it cannot be terminated by you. Seasons Estate Advantage is not available if you are age 81 or older at the time of contract issue.



If you elect Seasons Estate Advantage, we will pay your Beneficiary the sum of A plus B, where:



     A. is the amount payable under the selected enhanced death benefit (see option 1 or 2 below); and



     B. is the amount payable, if any, under the Earnings Advantage benefit.



A. Enhanced Death Benefit Options:



1. 5% Accumulation Option--the death benefit is the greater of:



   a. the contract value on the date we receive all required paperwork and satisfactory proof of death; or


   b. Net Purchase Payments compounded to the earlier of the 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

      If you die after the Latest Annuity Date and you selected the 5% Accumulation option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from Seasons Estate Advantage. The 5% Accumulation option may not be available in all states.



2. Maximum Anniversary Value Option--the death benefit is the greater of:



   a. Net Purchase Payments; or


   b. the contract value on the date we receive all required paperwork and satisfactory proof of death; or


   c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



      If you are age 90 or older at the time of death and you had selected the Maximum Anniversary Value option, the death benefit will be equal to the contract value on the date we receive all required paperwork and satisfactory proof of death. Therefore, your beneficiary will not receive any benefit from Season's Estate Advantage. The Maximum Anniversary Value option may not be available in all states.



B. Earnings Advantage Benefit:



The Earnings Advantage benefit may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.



The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Percentage, as set forth below:



--------------------------------------------------------------------------------------------------------------------
                                        EARNINGS ADVANTAGE                              MAXIMUM
    CONTRACT YEAR OF DEATH                  PERCENTAGE                       EARNINGS ADVANTAGE PERCENTAGE
--------------------------------------------------------------------------------------------------------------------
 Years 0-4                               25% of earnings             25% of Net Purchase Payments
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 Years 5-9                               40% of earnings             40% of Net Purchase Payments*
--------------------------------------------------------------------------------------------------------------------
 Years 10+                               50% of earnings             50% of Net Purchase Payments*
--------------------------------------------------------------------------------------------------------------------



* Purchase Payments must be invested for at least six months at the time of your death to be included as part of Net Purchase Payments for the purposes of the Maximum Earnings Advantage calculation.



What is the Contract Year of Death?



Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.



What is the Earnings Advantage Percentage Amount?



We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where



     (1) equals the contract value on the date of death; and



     (2) equals Net Purchase Payments.



What is the Maximum Earnings Advantage?



The Earnings Advantage amount is subject to a maximum. The maximum Earnings Advantage amount is equal to a percentage of your Net Purchase Payments.

The Earnings Advantage feature may not be available in all states.



If you elect the 5% Accumulation enhanced death benefit option or the Maximum Anniversary enhanced death benefit, the Earnings Advantage benefit will only be paid if your date of death is prior to your Latest Annuity Date.



We assess a fee for Seasons Estate Advantage. We deduct daily the annual charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. This fee will terminate, if the benefit is no longer available to you based on your age, as discussed above. In the state of Washington only the Maximum Anniversary Value component of the Seasons Estate Advantage death benefit is available. Neither the 5% Accumulation nor the Earnings Advantage is available in Washington. The fee charged for the Maximum Anniversary Value option in Washington is 0.25% of the average daily ending value of the assets allocated to the Variable Portfolios.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SEASONS ESTATE ADVANTAGE FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.



SPOUSAL CONTINUATION



If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.



To the extent that the Continuing Spouse invests in the Variable Portfolios or the available multi-year FAGPs, they will be subject to investment risk as was the original owner.



Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix D.



Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract.



The Continuing Spouse, generally, cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the Seasons Estate Advantage benefits and, if elected, Earnings Advantage benefit. The Continuing Spouse cannot elect to continue Earnings Advantage without also continuing the Seasons Estate Advantage. We will terminate the Earnings Advantage if the Continuing Spouse is age 81 or older on the Continuation Date. If the Seasons Estate Advantage and/or Earnings Advantage is terminated or if the Continuing Spouse dies after the latest Annuity Date, no benefit will be payable under the Earnings Advantage feature.



SEE APPENDIX D FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts separate account charges in the amount of 1.40% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. These charges compensate the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract. If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

       WITHDRAWAL CHARGE WITHOUT THE SEASONS REWARDS PROGRAM (SCHEDULE A)

      YEAR          1     2     3     4     5     6     7     8
-----------------  ---   ---   ---   ---   ---   ---   ---   ---
Withdrawal
  Charge.........    7%    6%    6%    5%    4%    3%    2%    0%

        WITHDRAWAL CHARGE WITH THE SEASONS REWARDS PROGRAM (SCHEDULE B)

      YEAR          1     2     3     4     5     6     7     8     9    10
-----------------  ---   ---   ---   ---   ---   ---   ---   ---   ---   ---
Withdrawal
  Charge.........    9%    8%    7%    6%    6%    5%    4%    3%    2%   0%

After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you elect to participate in the Seasons Rewards Program, the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

The Seasons Rewards Program is designed to reward long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, neither the mortality and expense fees, distribution expenses, contract administration fee nor investment management fees are higher on the Seasons Rewards Program than contracts that do not feature the Program.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES BELOW.

INVESTMENT CHARGES

Investment Management Fees

Charges are deducted from the assets of the investment portfolios underlying the Variable Portfolios for the advisory and other expenses of the portfolios. SEE FEE TABLES ABOVE.

12b-1 Fees

Portfolio shares are all subject to fees imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The service fee of 0.25% (also known as a 12b-1 fee) is used generally to pay financial intermediaries for services provided over the life of the contract. If your contract was issued prior to November 17, 2003, the service fee is 0.15%.

FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE ATTACHED PROSPECTUS FOR THE SEASONS SERIES TRUST.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice. We will deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the states of Pennsylvania, Texas and Washington a contract maintenance fee will be deducted pro-rata from the Variable Portfolios in which you are invested, only. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL SEASONS INCOME REWARDS FEE

The annualized Seasons Income Rewards fee is calculated as a percentage of your Withdrawal Benefit Base. The fee will be assessed and deducted periodically from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract falls to zero before the benefit has been terminated, the fee will no longer be assessed.

  TIME ELAPSED SINCE
BENEFIT EFFECTIVE DATE     ANNUALIZED FEE
----------------------     --------------
       0-7 years               0.65%
        8+ years               0.45%

OPTIONAL SEASONS PROMISE FEE


The fee for the option Seasons Promise feature is calculated as a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.



    CONTRACT YEAR        ANNUALIZED FEE*
    -------------        ---------------
         0-7                  0.50%
         8-10                 0.25%
         11+                   None

OPTIONAL SEASONS ESTATE ADVANTAGE FEE



The fee for the optional Seasons Estate Advantage benefits is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.



OPTIONAL EARNINGS ADVANTAGE FEE



We charge 0.25% for the optional Earnings Advantage benefit. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.



PREMIUM TAX


Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges where applicable. Currently we deduct the charge for premium taxes when you fully surrender or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact our Annuity Service Center for more information.

If you participate in the Seasons Rewards Program and switch to the Income Phase prior to a Deferred Payment Enhancement Date, if applicable, we will not allocate any corresponding Deferred Payment Enhancement to your contract. SEE SEASONS REWARDS PROGRAM ABOVE.

Income payments must begin on or before the Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five Income Options. Other income options may be available. Please contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolios in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

Your income payments will vary if you are invested in the Variable Portfolios after the Annuity date depending on four factors:

     - for life options, your age when payments begin and in most states if a non-qualified contract, your gender; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolios also impact the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.

You may wish to consult your tax advisor for information concerning your particular circumstances.

TAXES
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

PERFORMANCE
--------------------------------------------------------------------------------

From time to time we will advertise the performance of the Variable Portfolios. Any such performance results are based on historical earnings and are not intended to indicate future performance.

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

We may show performance of each Variable Portfolios in comparison to various appropriate indices and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").

OTHER INFORMATION
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AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corporation and the AIG Advisors Group Inc. (comprising six wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life originally established, Variable Annuity Account Five (the "Separate Account"), under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

     PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission, only, that may be up to a maximum 8% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value, annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with us. For example, we may pay additional amounts in connection with contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.

We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher contractual fees and charges if you purchase your contract through such a firm. SEE EXPENSES ABOVE.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.60% from the investment advisers, subadvisers or their affiliates of certain of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the contract. Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not of material importance to the

Company's total assets nor are they material with respect to the Separate Account, with the exception of a purported class action captioned NIKITA Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.


INDEPENDENT ACCOUNTANTS
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[TO BE UPDATED BY AMENDMENT]

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION


Separate Account............................................     3
General Account.............................................     3
Performance Data............................................     4
Income Payments.............................................     7
Income Protector............................................     7
Annuity Unit Values.........................................    10
Taxes.......................................................    11
Distribution of Contracts...................................    16
Financial Statements........................................    16

APPENDIX A - CONDENSED FINANCIALS                   [TO BE UPDATED BY AMENDMENT]

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                                            FISCAL      FISCAL         FISCAL         FISCAL      FISCAL
                                             YEAR        YEAR           YEAR           YEAR        YEAR
                            INCEPTION TO     ENDED       ENDED          ENDED          ENDED       ENDED
    SEASONS STRATEGIES        3/31/99       3/31/00     4/30/00        4/30/01        4/30/02     4/30/03
--------------------------  ------------   ---------   ---------   ---------------   ---------   ---------
----------------------------------------------------------------------------------------------------------
Growth (Inception Date: 4/15/97)
  Beginning AUV...........      15.05          15.89       21.30    (a)      20.24      17.039      14.356
                                                                    (b)      20.24      17.018      14.302
  Ending AUV..............      15.89          21.30       20.24    (a)      17.04      14.356      12.715
                                                                    (b)      17.02      14.302      12.635
  Ending Number of AUs....     31,169      1,653,495   1,871,300    (a)    398,040   1,596,999   2,178,753
                                                                    (b)  1,431,268   5,159,748   5,698,422
----------------------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 4/15/97)
  Beginning AUV...........      14.25          15.09       19.48    (a)      18.62      16.288      14.164
                                                                    (b)      18.62      16.267      14.111
  Ending AUV..............      15.09          19.48       18.62    (a)      16.29      14.164      12.833
                                                                    (b)      16.27      14.111      12.753
  Ending Number of AUs....     93,136      1,559,019   1,760,865    (a)    483,256   2,793,004   4,278,227
                                                                    (b)  1,692,012   7,849,672   9,973,728
----------------------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 4/15/97)
  Beginning AUV...........      13.80          14.05       16.68    (a)      16.11      14.973      13.695
                                                                    (b)      16.11      14.956      13.645
  Ending AUV..............      14.05          16.68       16.11    (a)      14.97      13.695      12.870
                                                                    (b)      14.96      13.645      12.791
  Ending Number of AUs....     85,553        991,695   1,061,795    (a)    375,068   2,883,697   4,762,059
                                                                    (b)  1,049,088   5,761,721   7,977,286
----------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 4/15/97)
  Beginning AUV...........      13.03          13.21       14.89    (a)      14.50      14.127      13.410
                                                                    (b)      14.50      14.101      13.353
  Ending AUV..............      13.21          14.89       14.50    (a)      14.13      13.410      13.016
                                                                    (b)      14.10      13.353      12.928
  Ending Number of AUs....     33,892        623,175     629,067    (a)    181,135   2,004,171   3,771,996
                                                                    (b)    795,377   3,915,976   6,606,977
----------------------------------------------------------------------------------------------------------

     (a) Without election of optional Estate Advantage feature.
     (b) With election of optional Estate Advantage feature, which became available for sale on October 16, 2000.
         AUV-Accumulation Unit Value
         AU-Accumulation Units

                                            FISCAL      FISCAL         FISCAL         FISCAL      FISCAL
                                             YEAR        YEAR           YEAR           YEAR        YEAR
                            INCEPTION TO     ENDED       ENDED          ENDED          ENDED       ENDED
    SELECT PORTFOLIOS         3/31/99       3/31/00     4/30/00        4/30/01        4/30/02     4/30/03
--------------------------  ------------   ---------   ---------   ---------------   ---------   ---------
----------------------------------------------------------------------------------------------------------
Large Cap Growth (Inception Date: 3/1/99)
  Beginning AUV...........      10.00          10.68       14.94    (a)      13.99      10.121       7.931
                                                                    (b)      13.99      10.107       7.900
  Ending AUV..............      10.68          14.94       13.99    (a)      10.12       7.931       6.806
                                                                    (b)      10.11       7.900       6.763
  Ending Number of AUs....     85,647      1,058,317   1,158,071    (a)    138,746     858,299   1,469,235
                                                                    (b)  1,108,465   3,700,885   4,665,791
----------------------------------------------------------------------------------------------------------
Large Cap Composite (Inception Date: 3/1/99)
  Beginning AUV...........      10.00          10.41       12.88    (a)      12.30      10.419       8.858
                                                                    (b)      12.30      10.405       8.825
  Ending AUV..............      10.41          12.88       12.30    (a)      10.42       8.858       7.441
                                                                    (b)      10.40       8.825       7.394
  Ending Number of AUs....     33,347        316,855     361,941    (a)     30,196     358,258     763,947
                                                                    (b)    397,804   1,315,528   1,546,325
----------------------------------------------------------------------------------------------------------
Large Cap Value (Inception Date: 3/1/99)
  Beginning AUV...........      10.00          10.32       10.75    (a)      10.79      12.354      11.297
                                                                    (b)      10.79      12.338      11.254
  Ending AUV..............      10.32          10.75       10.79    (a)      12.35      11.297       9.433
                                                                    (b)      12.34      11.254       9.374
  Ending Number of AUs....     34,004        531,732     571,490    (a)    110,091     957,260   1,479,497
                                                                    (b)    899,551   3,590,415   4,109,010
----------------------------------------------------------------------------------------------------------
Mid Cap Growth (Inception Date: 3/1/99)
  Beginning AUV...........      10.00          10.62       18.41    (a)      16.85      13.691      12.185
                                                                    (b)      16.85      13.674      12.140
  Ending AUV..............      10.62          18.41       16.85    (a)      13.69      12.185      10.242
                                                                    (b)      13.67      12.140      10.178
  Ending Number of AUs....     27,096        529,844     612,249    (a)     80,629     523,422     776,963
                                                                    (b)    678,174   2,223,309   2,421,115
----------------------------------------------------------------------------------------------------------

     (a) Without election of optional Estate Advantage feature.
     (b) With election of optional Estate Advantage feature, which became available for sale on October 16, 2000.
         AUV-Accumulation Unit Value
         AU-Accumulation Units

                                            FISCAL      FISCAL         FISCAL         FISCAL      FISCAL
                                             YEAR        YEAR           YEAR           YEAR        YEAR
                            INCEPTION TO     ENDED       ENDED          ENDED          ENDED       ENDED
    SELECT PORTFOLIOS         3/31/99       3/31/00     4/30/00        4/30/01        4/30/02     4/30/03
--------------------------  ------------   ---------   ---------   ---------------   ---------   ---------

----------------------------------------------------------------------------------------------------------
Mid Cap Value (Inception Date: 3/1/99)
  Beginning AUV...........      10.00          10.10       10.93    (a)      11.14      14.202      15.629
                                                                    (b)      11.14      14.184      15.569
  Ending AUV..............      10.10          10.93       11.14    (a)      14.20      15.629      13.157
                                                                    (b)      14.18      15.569      13.073
  Ending Number of AUs....     11,278        297,306     318,151    (a)     98,363     661,329   1,014,719
                                                                    (b)    598,874   2,517,897   2,482,363
----------------------------------------------------------------------------------------------------------
Small Cap (Inception Date: 3/1/99)
  Beginning AUV...........      10.00          10.35       15.00    (a)      13.56      11.201      10.455
                                                                    (b)      13.56      11.186      10.415
  Ending AUV..............      10.35          15.00       13.56    (a)      11.20      10.455       8.091
                                                                    (b)      11.19      10.415       8.040
  Ending Number of AUs....     22,807        432,850     481,239    (a)     61,891     553,867     893,438
                                                                    (b)    499,597   2,317,632   2,518,712
----------------------------------------------------------------------------------------------------------
International Equity (Inception Date: 3/1/99)
  Beginning AUV...........      10.00          10.51       13.61    (a)      12.46       9.608       7.768
                                                                    (b)      12.46       9.595       7.742
  Ending AUV..............      10.51          13.61       12.46    (a)       9.61       7.768       5.829
                                                                    (b)       9.60       7.742       5.802
  Ending Number of AUs....     23,961        314,634     384,946    (a)     87,318     833,895   1,625,696
                                                                    (b)    532,261   1,773,503   2,547,690
----------------------------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date: 3/10/99)
  Beginning AUV...........      10.00          10.02       10.00    (a)       9.96      10.570      10.912
                                                                    (b)       9.96      10.555      10.870
  Ending AUV..............      10.02          10.00        9.96    (a)      10.57      10.912      11.733
                                                                    (b)      10.56      10.870      11.658
  Ending Number of AUs....     31,762        474,014     513,721    (a)    217,162   1,388,027   3,232,484
                                                                    (b)    732,849   3,049,466   8,024,390
----------------------------------------------------------------------------------------------------------
Cash Management (Inception Date: 3/26/99)
  Beginning AUV...........      10.00          10.00       10.32    (a)      10.35      10.774      10.836
                                                                    (b)      10.35      10.759      10.794
  Ending AUV..............      10.00          10.32       10.35    (a)      10.77      10.836      10.753
                                                                    (b)      10.76      10.794      10.685
  Ending Number of AUs....        970        380,169     235,608    (a)    713,829   1,156,309   1,444,740
                                                                    (b)  1,188,716   1,692,359   2,232,294
----------------------------------------------------------------------------------------------------------

     (a) Without election of optional Estate Advantage feature.
     (b) With election of optional Estate Advantage feature, which became available for sale on October 16, 2000.
       AUV-Accumulation Unit Value
       AU-Accumulation Units

                                              FISCAL    FISCAL        FISCAL         FISCAL      FISCAL
                                               YEAR      YEAR          YEAR           YEAR        YEAR
                               INCEPTION TO    ENDED     ENDED         ENDED          ENDED       ENDED
     FOCUSED PORTFOLIOS          3/31/99      3/31/00   4/30/00       4/30/01        4/30/02     4/30/03
-----------------------------  ------------   -------   -------   ---------------   ---------   ---------

---------------------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 7/7/00)
  Beginning AUV..............         --           --        --   (a)       10.00       7.642       6.570
                                                                  (b)       10.00       7.633       6.545
  Ending AUV.................         --           --        --   (a)        7.64       6.570       5.576
                                                                  (b)        7.63       6.545       5.541
  Ending Number of AUs.......         --           --        --   (a)     336,517     977,193   2,176,848
                                                                  (b)   1,598,717   4,088,242   3,979,461
---------------------------------------------------------------------------------------------------------
Focus Growth and Income (Inception Date: 12/29/00)
  Beginning AUV..............         --           --        --   (a)       10.00       9.354       8.537
                                                                  (b)       10.00       8.942       8.140
  Ending AUV.................         --           --        --   (a)        9.35       8.537       7.467
                                                                  (b)        8.94       8.140       7.102
  Ending Number of AUs.......         --           --        --   (a)      22,928     343,267     902,816
                                                                  (b)     197,045   1,284,539   1,860,715
---------------------------------------------------------------------------------------------------------
Focus Value (Inception Date: 10/04/01)
  Beginning AUV..............         --           --        --   (a)           0      10.000      10.740
                                                                  (b)           0      10.000      10.727
  Ending AUV.................         --           --        --   (a)           0      10.740       9.425
                                                                  (b)           0      10.727       9.390
  Ending Number of AUs.......         --           --        --   (a)           0     216,178     848,182
                                                                  (b)           0     990,167   1,081,447
---------------------------------------------------------------------------------------------------------
Focus TechNet (Inception Date: 12/29/00)
  Beginning AUV..............         --           --        --   (a)       10.00       6.327       3.299
                                                                  (b)       10.00       7.009       3.646
  Ending AUV.................         --           --        --   (a)        6.33       3.299       2.800
                                                                  (b)        7.01       3.646       3.087
  Ending Number of AUs.......         --           --        --   (a)      55,512     295,604   1,567,573
                                                                  (b)     233,849   1,089,889   1,582,813
---------------------------------------------------------------------------------------------------------

     (a) Without election of optional Estate Advantage feature.
     (b) With election of optional Estate Advantage feature, which became available for sale on October 16, 2000.
         AUV-Accumulation Unit Value
         AU-Accumulation Units

APPENDIX B - SEASONS REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------

The following examples assume an initial $125,000 Purchase Payment is made and that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart:

--------------------------------------------------------------------------------------------------------
                                 UPFRONT PAYMENT    DEFERRED PAYMENT           DEFERRED PAYMENT
       ENHANCEMENT LEVEL         ENHANCEMENT RATE   ENHANCEMENT RATE           ENHANCEMENT DATE
--------------------------------------------------------------------------------------------------------
 Under $100,000                         2%                 0%          N/A
--------------------------------------------------------------------------------------------------------
 $100,000 - $499,999                    2%                 1%          Nine years from the date we
                                                                       receive each Purchase Payment.
--------------------------------------------------------------------------------------------------------
 $500,000 - more                        2%                 2%          Nine years from the date we
                                                                       receive each Purchase Payment.
--------------------------------------------------------------------------------------------------------

I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Seasons Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive, as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date. The Deferred Payment Enhancement Rate may increase, decrease or be eliminated at any time.

EXAMPLE 1 - NO WITHDRAWALS ARE MADE

The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE

As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:

     (1) Your contract value on your 5th contract anniversary is $190,000.

     (2) You request a withdrawal of $75,000 on your 5th contract anniversary.

     (3) No subsequent Purchase Payments have been made.

     (4) No prior withdrawals have been taken.

     (5) Funds are not allocated to any of the MVA Fixed Accounts.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6% or $114,500 of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW

Contracts issued with the Seasons Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

     (1) No withdrawal in the first 90 days.

     (2) Initial Purchase Payment of $50,000 on November 1, 2000.

     (3) Subsequent Purchase Payment of $50,000 on January 15, 2001.

     (4) Subsequent Purchase Payment of $25,000 on January 28, 2001.

ENHANCEMENT AT THE TIME PURCHASE PAYMENT RECEIVED

---------------------------------------------------------------------------------------------------
                                                                                      DEFERRED
                                         PURCHASE      UPFRONT       DEFERRED          PAYMENT
                                          PAYMENT      PAYMENT        PAYMENT        ENHANCEMENT
       DATE OF PURCHASE PAYMENT           AMOUNT     ENHANCEMENT    ENHANCEMENT         DATE
---------------------------------------------------------------------------------------------------
November 1, 2000                          $50,000         2%             0%       N/A
---------------------------------------------------------------------------------------------------
January 15, 2001                          $50,000         2%             1%       January 15, 2010
---------------------------------------------------------------------------------------------------
January 28, 2001                          $25,000         2%             1%       January 28, 2010
---------------------------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $125,000. According to the Enhancement Levels in effect at the time this contract was issued, a $125,000 Purchase Payment would have received a 2% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two payment enhancements would be adjusted at the end of the 90 days as follows:

---------------------------------------------------------------------------------------------------
                                                                                      DEFERRED
                                         PURCHASE      UPFRONT       DEFERRED          PAYMENT
                                          PAYMENT      PAYMENT        PAYMENT        ENHANCEMENT
       DATE OF PURCHASE PAYMENT           AMOUNT     ENHANCEMENT    ENHANCEMENT         DATE
---------------------------------------------------------------------------------------------------
November 1, 2000                          $50,000         2%             1%       November 1, 2009
---------------------------------------------------------------------------------------------------
January 15, 2001                          $50,000         2%             1%       January 15, 2010
---------------------------------------------------------------------------------------------------
January 28, 2001                          $25,000         2%             1%       January 28, 2010
---------------------------------------------------------------------------------------------------

APPENDIX C - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                            [(1+I/(1+J+L)](N/12) - 1
where:

              I is the interest rate you are earning on the money invested in the FAGP;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

              N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

              L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Withdrawal Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is

                               = [(1+I/(1+J+0.005)] (N/12) - 1

                               = [(1.05)/(1.04+0.005)] (18/12) - 1

                               = (1.004785) (1.5) - 1

                               = 1.007186 - 1

                               = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is

                               = [(1+I)/(1+J+0.005)] (N/12) - 1

                               = [(1.05)/(1.06+0.005)] (18/12) - 1

                               = (0.985915) (1.5) - 1

                               = 0.978948 - 1

                               = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (-0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is

                               = [(1+I)/(I+J+0.005)] (N/12) - 1

                               = [(1.05)/(1.04+0.005)] (18/12) - 1

                               = (1.004785) (1.5) - 1

                               = 1.007186 - 1

                               = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is

                               = [(1+I)/(I+J+0.005)] (N/12) - 1

                               = [(1.05)/(1.06+0.005)] (18/12) - 1

                               = (0.985916) (1.5) - 1

                               = 0.978949 - 1

                               = -0.021051

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.

APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

--------------------------------------------------------------------------------


FOR CONTRACTS ISSUED ON OR ABOUT AUGUST 2, 2004, THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION ARE AS FOLLOWS:



Capitalized terms used in this Appendix have the same meaning as they have in prospectus.



The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.



The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.



The following details the death benefit options and Earnings Advantage benefit upon the Continuing Spouse's death:



The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.



A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:



  1. Standard Death Benefit



If the original owner of the contract elected the standard death benefit (and did not elect an optional death benefit), and the Continuing Spouse is age 82 or younger (age 80 or younger if Seasons Rewards is elected) on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greater of:



     a. Contract value; or



     b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday.



If the Continuing Spouse is age 83-85 on the Continuation Date and Seasons Rewards is not elected, the death benefit will be the greater of:



     a. Contract value; or



     b. the lesser of:



      (1) Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or



      (2) 125% of the contract value.



If the attained age of the Continuing Spouse is 86 and older (81 and older if Seasons Rewards is elected) on the Continuation Date, the death benefit is the Contract Value.

  2. Purchase Payment Accumulation Option



If the original owner of the contract elected Option 1, Purchase Payment Accumulation Option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:



     a. Contract value; or



     b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; plus any Continuation Net Purchase Payment received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or



     c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for Gross Withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of each such withdrawal that occurs after the seventh contract anniversary, plus Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.



If the Continuing Spouse is age 75-82 (75 to 80 if Seasons Rewards is elected) on the Continuation Date and death occurs prior to the Continuing Spousal Beneficiary's 90th birthday, then the death benefit will be the greatest of:



     a. Contract value; or



     b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or



     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any Gross Withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.



If Seasons Rewards is not elected and the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit and the fee for the Purchase Payment Accumulation option will no longer be deducted.



If the Continuing Spouse is age 86 or older (81 or older if Seasons Rewards is elected) on the Continuation Date or death occurs on or after the Continuing Spousal Beneficiary's 90th birthday under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.



  3. Maximum Anniversary Value Option



If the original owner of the contract elected Option 2, Maximum Anniversary Option, and the Continuing Spouse is age 82 or younger (age 80 or younger if Seasons Rewards is elected) on the Continuation Date and death occurs prior to Continuing Spousal Beneficiary's 90th birthday, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:



     a. Contract value; or



     b. Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or



     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any Gross Withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.



If Seasons Rewards is not elected and the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit and the fee for the Maximum Anniversary Value option will no longer be deducted.



If the Continuing Spouse is age 86 or older (81 or older if Seasons Rewards is elected) on the Continuation Date or death occurs on or after the Continuing Spousal Beneficiary's 90th birthday under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.



B.  THE EARNINGS ADVANTAGE BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:



The Earnings Advantage benefits may increase the death benefit amount. The Earnings Advantage is only available if the original owner elected Earnings Advantage, and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The Earnings Advantage, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.



On the Continuation Date, if the Continuing Spouse is 69 or younger and a Continuation Contribution is added, the table below shows the available Earnings Advantage benefit:



-------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE             MAXIMUM EARNINGS ADVANTAGE AMOUNT
-------------------------------------------------------------------------------------------
 Years 0-4               25% of Earnings      40% of Continuation Net Purchase Payments
-------------------------------------------------------------------------------------------
 Years 5-9               40% of Earnings      65% of Continuation Net Purchase Payments*
-------------------------------------------------------------------------------------------
 Years 10+               50% of Earnings      75% of Continuation Net Purchase Payments*
-------------------------------------------------------------------------------------------



On the Continuation Date, if the Continuing Spouse is between your 70th and 81st birthdays and a Continuation Contribution is added, table below shows the available Earnings Advantage benefit:



------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE            MAXIMUM EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------
 All Contract Years      25% of Earnings     40% of Continuation Net Purchase Payments*
------------------------------------------------------------------------------------------



* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH ANNIVERSARY OF THE CONTINUATION DATE MUST REMAIN IN THE CONTRACT FOR AT LEAST 6 FULL MONTHS TO BE INCLUDED AS PART OF THE CONTINUATION NET PURCHASE PAYMENTS FOR THE PURPOSE OF THE MAXIMUM EARNINGS ADVANTAGE PERCENTAGE CALCULATION.



If a Continuation Contribution is not added on the Continuation Date, the Continuing Spouse's age as of the original contract issue date is used to calculate the Earnings Advantage, if any.



What is the Contract Year of Death?


Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage amount?


We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where:



  (1) equals the contract value on the Continuing Spouse's date of death;



  (2) equals the Continuation Net Purchase Payment(s).



What is the Maximum Earnings Advantage amount?


The Earnings Advantage is subject to a maximum dollar amount. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.



FOR CONTRACTS ISSUED PREVIOUS TO ON OR ABOUT AUGUST 2, 2004, THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION ARE AS FOLLOWS:



The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date plus any Purchase Payments recorded after the Continuation Date; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the Continuation Date, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution. All other capitalized terms have the meanings defined in the glossary and/or prospectus.


STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

I. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and a Continuation Contribution was made:

     A. If the Continuing Spouse is age 74 or younger at the time of death, we will pay the beneficiary the greater of:

        1. Continuation Net Purchase Payments compounded at a 3% annual growth rate from the Continuation Date until the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the date of death of the Continuing Spouse; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

     B. If the Continuing Spouse is age 75 or older at the time of death the Standard Death Benefit is the greater of:

        1. Continuation Net Purchase Payments compounded at a 3% annual growth rate from the Continuation Date until the Continuing Spouse's 75th birthday, plus any Purchase Payments recorded after the Continuing Spouse's 75th birthday; and reduced for any withdrawal (and fees and charges applicable to those withdrawals) recorded after the 75th birthday, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

II. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and no Continuation Contributions was made:

     A. If the Continuing Spouse is age 74 or younger at the time of death, the death benefit is the greater of:

        1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the date of death, plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

        2. the contract value on the date we receive all required paperwork and satisfactory proof of death.

     B. If the Continuing Spouse is age 75 or older at the time of death, the death benefit is the greater of:

        1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until your Continuing Spouse's 75(th) birthday, plus any Purchase Payments recorded after the 75(th) birthday, and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 75(th) birthday, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. the contract value at the time we receive all required paperwork and satisfactory proof of death.

SEASONS ESTATE ADVANTAGE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If Seasons Estate Advantage is applicable upon the Continuing Spouse's death, we will pay the Beneficiary the sum of A plus B, where:

     A. equals the amount payable under the selected enhanced death benefit (option 1 or 2 below, as selected by the original owner); and

     B. equals the amount payable, if any, under the Earnings Advantage benefit.

A. Enhanced Death Benefit Options for Spousal Continuation:

     I. If the 5% Accumulation option is selected and a Continuation Contribution was made the death benefit is the greater of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Continuation Net Purchase Payments made from the Continuation Date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Continuation Net Purchase Payments.

     II. If 5% Accumulation Option is selected and no Continuation Contribution was made:

        a. the contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Net Purchase Payments made from the date of issue compounded to the earlier of the Continuing Spouse's 80(th) birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80(th) birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80(th) birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum of two times the Net Purchase Payments.

If the Continuing Spouse dies after the latest Annuity Date and the 5% Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage.

     III. If the Maximum Anniversary Value option is selected and if the Continuing Spouse is younger than age 90 at the time of death and a Continuation Contribution was made, the death benefit is the greater of:

        a. Continuation Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     IV. If the Maximum Anniversary Value option is selected and no Continuation Contribution was made the death benefit is the greater of:

        a. Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the issue date but before the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage. However, the Continuing Spouse's Beneficiary may still receive a benefit from Earnings Advantage if the date of death is prior to the Latest Annuity Date.

B. Earnings Advantage Benefit for Spousal Continuation:

The Earnings Advantage benefit may increase the death benefit amount. The Earnings Advantage benefit is only available if the original owner elected Seasons Estate Advantage and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

If a Continuation Contribution has been made, the Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

-------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE           MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
-------------------------------------------------------------------------------------------
 Years 0-4               25% of earnings      25% of Continuation Net Purchase Payments
-------------------------------------------------------------------------------------------
 Years 5-9               40% of earnings      40% of Continuation Net Purchase Payments*
-------------------------------------------------------------------------------------------
 Years 10+               50% of earnings      50% of Continuation Net Purchase Payments*
-------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS MUST BE INVESTED FOR AT LEAST SIX MONTHS AT THE TIME OF YOUR DEATH TO BE INCLUDED AS PART OF CONTINUATION NET PURCHASE PAYMENTS FOR PURPOSES OF THE MAXIMUM EARNINGS ADVANTAGE CALCULATION.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage Amount?
We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage Amount?
The Earnings Advantage amount is subject to a maximum. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to reaching age 95.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

APPENDIX E - SEASONS INCOME REWARDS EXAMPLES

--------------------------------------------------------------------------------


     The examples below describe how the Seasons Income Rewards benefit is calculated in different situations:


     EXAMPLE 1 - CALCULATION OF BENEFIT

     Assume you elect Seasons Income Rewards option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your WBB is $100,000 on the Benefit Availability Date. Your SBB equals WBB plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your MAWA as of the Benefit Availability Date is 10% of your WBB ($100,000 X 10% = $10,000). The MWP is equal to the SBB divided by the MAWA which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years on or after the Benefit Availability Date.

     EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE:


     Assume you elect Seasons Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date. Immediately following the withdrawal, your WBB is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your WBB by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% X 100,000) = $90,000). Since the Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your SBB on the Benefit Availability Date equals your WBB. Therefore, the SBB also equals $90,000. Your MAWA is 10% of the WBB on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).


     EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAWA AFTER THE
                 BENEFIT AVAILABILITY DATE:

     Assume you elect Seasons Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date. Because the withdrawal is less than or equal to your MAWA ($10,000), your SBB ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new SBB equals $112,500. Your MAWA remains $10,000. Your new MWP following the withdrawal is equal to the new SBB divided by your current MAWA, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

     EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAWA AFTER THE BENEFIT
                 AVAILABILITY DATE:


     Assume you elect Seasons Income Rewards option 2 and you invest a single Purchase Payment of $100,000. Your WBB is $100,000 and your SBB is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal. Because the withdrawal is greater than your MAWA ($10,000), we recalculate your SBB ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the SBB ($120,000 -- $15,000 = $105,000). For the second calculation, we deduct the amount of the MAWA from the SBB
     ($120,000 -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal. ($5,000/$125,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your SBB is the lesser of these two calculations or $105,000. The MWP following the withdrawal is equal to the MWP at the end of the prior year (12 years) reduced by one year (11 years). Your MAWA is your SBB divided by your MWP ($105,000/11) which equals $9,545.45.

Please forward a copy (without charge) of the Seasons Select(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: ------------ Signed: ---------------------------------------

Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION

          FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FIVE
                       Seasons Select II Variable Annuity

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 2, 2004, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                  PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS AUGUST 2, 2004.

TABLE OF CONTENTS
Separate Account............................................    3

General Account.............................................    3

Performance Data............................................    4

Annuity Payments............................................    7

Income Payments.............................................    7

Income Protector............................................    8

Annuity Unit Values.........................................   10

Taxes.......................................................   11

Distribution of Contracts...................................   16

Financial Statements........................................   16


SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Five was originally established by AIG SunAmerica Life Assurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES ("Variable Portfolios"), with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the fixed and/or DCA fixed account options of various available periods offered in connection with the general account, as elected by the owner purchasing a contract. The DCA fixed accounts are not available if the Seasons Reward Program is elected. Other fixed account options may be available to you. Please refer to your contract for additional information. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for variable investment options available under the contract. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolios is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:


For contracts without the Seasons Rewards Program:
--------------------------------------------------


                   Base Period Return = (EV - SV - CMF)/(SV)


For contracts with the Seasons Rewards Program:
------------------------------------------------



                 Base Period Return = (EV - SV - CMF + E)/(SV)


    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days


        E = Premium Enhancement Rate, prorated for 7 days


The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)


The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


     Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]


The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.



Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:


For contracts without the Seasons Rewards Program:
--------------------------------------------------


                       P (1 + T) TO THE POWER OF n = ERV


For contracts with the Seasons Rewards Program:
------------------------------------------------



                   [P (1 + E)](1 + T) TO THE POWER OF n = ERV


    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years


        E = Payment Enhancement Rate


        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

    - Using the seven year surrender charge schedule available on contracts issued without the Seasons Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Seasons Rewards is elected; AND


    - Using the nine year surrender charge schedule available on contracts issued with the Seasons Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.


We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already the contract with or without the Seasons Rewards Program. However, we will not report performance for the contract featuring the Seasons Rewards Program, unless net of withdrawal charges.

The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds two other contracts (Seasons and Seasons Select) which have been in existence longer than the Seasons Select II Variable Annuity. The Strategies in Seasons Select II are also available in the Seasons contract and have been since 4/15/97. The Select Portfolios have been available since March 1, 1999 and the Focused Portfolios since July 5, 2000 in the Seasons Select contract. The one year and since inception numbers for the Strategies and Portfolios are based on Seasons and Seasons Select historical data (which is adjusted for the fees and charges applicable to Seasons Select II) and represent adjusted actual performance of the separate account.

INCOME PAYMENTS
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INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as below. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

INCOME PROTECTOR
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THIS FEATURE IS AVAILABLE ON CONTRACTS ISSUED PRIOR TO AUGUST 2, 2004.

The Income Protector Program provides a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to begin receiving income payments. With the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

We base the amount of minimum retirement income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the contract (if the feature is elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees, charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.


ELECTING TO RECEIVE INCOME

In order to exercise your rights under the Income Protector feature, you may not begin the Income Phase for at least nine years following the date your enrollment in the program became effective. Further, you may begin taking income payments using the Income Protector feature only within 30 days after the ninth or later contract anniversary following the effective date of your enrollment in the Income Protector program.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (including any negative MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we deduct a fee equal to 0.10% of your Income Benefit Base from your contract value on each contract anniversary beginning with the contract anniversary following the anniversary on which your enrollment in the program becomes effective. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs. We will not assess the annual fee if you surrender or annuitize before the next contract anniversary.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

For an example of the operation of the Income Protector feature, please SEE APPENDIX E.

The Income Protector program may not be available in all states. Check with your financial representative for availability in your state.

If you elect the Seasons Promise or Seasons Income Rewards feature, you may not elect to participate in the Income Protector Program.

We reserve the right to modify, suspend or terminate the program (in its entirety or any component) at any time on prospectively issued contracts.

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:
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This table assumes a $100,000 initial investment in a Non-qualified contract, the election of the optional Income Protector Program at contract issue, with no withdrawals, additional payments or premium taxes, no election of Seasons Rewards, Seasons Estate Advantage, Earnings Advantage or Seasons Promise.

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                                           ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
                                                           9                  10                 15                 20
 IF AT ISSUE YOU ARE...                1-8              (AGE 69)           (AGE 70)           (AGE 75)           (AGE 80)
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  Male (M), Age 60*                    N/A               6,480              6,672              7,716              8,832
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  Female (F), Age 60*                  N/A               5,700              5,880              6,900              8,112
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  M and F, Age 60**                    N/A               4,920              5,028              5,544              5,928
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*  Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial advisor for information regarding availability of this program in your state.

Election of the Income Protector Program is not permitted if the Seasons Promise or Seasons Income Rewards benefit is elected.

ANNUITY UNIT VALUES
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The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5010, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolios from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)

                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/\(1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.


Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.


TAXES
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General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

[TO BE UPDATED BY AMENDMENT]

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       [TO BE UPDATED BY AMENDMENT]

(b) Exhibits

(1)     Resolutions Establishing Separate Account ..............................   **
(2)     Custody Agreements .....................................................   **
(3)     (a)    Form of Distribution Contract ...................................   **
        (b)    Form of Selling Agreement .......................................   **
(4)     (a)    Variable Annuity Contract .......................................   ***
        (b)    Endorsement .....................................................   +
        (c)    Endorsement .....................................................   ***
        (d)    Guaranteed Minimum Withdrawal Benefit Endorsement................   Filed Herewith
(5)     (a)    Application for Contract ........................................   +
        (b)    Application for Contract ........................................   ***
        (c)    Participant Enrollment Form .....................................   +
        (d)    Participant Enrollment Form .....................................   ***
(6)     Depositor -- Corporate Documents
        (a)    Certificate of Incorporation ....................................   ++
        (b)    By-Laws .........................................................   ++
        (c)    Amendment to the Articles of Incorporation.......................   +++
(7)     Reinsurance Contract ...................................................   Not Applicable
(8)     Seasons Series Trust Form of Fund Participation Agreement ..............   **
(9)     Opinion of Counsel .....................................................   **
        Consent of Counsel .....................................................   Not Applicable
(10)    Consent of Independent Accountants .....................................   Not Applicable
(11)    Financial Statements Omitted from Item 23 ..............................   Not Applicable
(12)    Initial Capitalization Agreement .......................................   Not Applicable
(13)    Performance Computations ...............................................   +++
(14)    Diagram and Listing of All Persons Directly or Indirectly Controlled By    Filed Herewith
        or Under Common Control with AIG SunAmerica, the Depositor of Registrant
(15)    (a)    Power of Attorney July 2000......................................   *
        (b)    Power of Attorney October 2003...................................   ++++

----------

* Incorporated by reference to Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement, File Nos. 333-08859 and 811-07727, filed July 19,2000, accession number 0000912057-00-032505.

** Incorporated by reference to Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-08859 and 811-07727, filed March 11, 1997, accession number 0000912057-97-008516.

*** Incorporated by reference to Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement Post-Effective Amendment 9, File Nos. 333-08877, filed September 25, 2000, accession number 0000912057-00-042501

+ Incorporated by reference to Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement, Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-08859 and 811-07727, filed July 27, 1998, accession number 0001047469-98-028410.

++ Incorporated by reference to Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 333-08859 and 811-07727, filed April 12, 2002, accession number 0000950148-02-000991.

+++ Incorporated by Reference to this Registration Statement, Post-Effective Amendment No. 21 and 22 File No. 333-08859 and 811-07727, filed April 25, 2003, accession number 0000950148-03-000990.

++++ Incorporated by Reference to this Registration Statement, Post-Effective Amendments No. 22 and 23, File Nos. 333-0859 and 811-07727, filed October 28, 2003, Accession No. 0000950148-03-002543


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
--------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial
                             Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Stewart R. Polakov*          Senior Vice President and Controller
Christine A. Nixon           Senior Vice President and Secretary
Michael J. Akers**           Senior Vice President
J. Franklin Grey             Vice President
Edward T. Texeria*           Vice President
Virginia N. Puzon            Assistant Secretary

----------

*  21650 Oxnard Street, Woodland Hills, CA 91367
** 2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.

Item 27. Number of Contract Owners

[TO BE UPDATED BY AMENDMENT]

As of March 31, 2004 the number of Seasons and Seasons Select II contracts funded by Variable Annuity Account Five was 31,425 of which 16,463 were qualified contracts and 14,962 were non-qualified contracts.

Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.


Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company -- Variable Separate Account
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Five
      First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Nine
      Presidential Life Insurance Company -- Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Equity Funds issued by AIG SunAmerica
        Asset Management Corp. (AIG SAAMCo)
      SunAmerica Income Funds issued by AIG SAAMCo
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
      SunAmerica Senior Floating Rate Fund, Inc. issued by AIG SAAMCo
      SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
      VALIC Company I and
      VALIC Company II

(b) Directors, Officers and principal place of business:

        Officers/Directors*            Position
        ------------------             --------
        Peter Harbeck                  Director
        J. Steven Neamtz               Director, President & Chief Executive
                                       Officer
        Robert M. Zakem                Director, Executive Vice President &
                                       Assistant Secretary
        Debbie Potash-Turner           Senior Vice President, Chief Financial Officer &
                                       Controller
        James Nichols                  Vice President
        Thomas Lynch                   Chief Compliance Officer
        Christine A. Nixon**           Secretary
        Virginia N. Puzon**            Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of the above officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 .

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a). file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b). include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c). deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four of the No-Action Letter.

The Registrant and its Depositor are relying on the Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) -- (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a)(1) for effectiveness of this Registration Statement (Post-Effective Amendment No. 25 and 26; File Nos. 333-08859 and 811-7727), and has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 21st day of May, 2004.


                                   Variable Annuity Account Five
                                   (Registrant)

                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                           TITLE                               DATE
------------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer              May 21, 2004
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                             May 21, 2004
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                             May 21, 2004
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President, Chief         May 21, 2004
-----------------------------       Financial Officer and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                             May 21, 2004
-----------------------------
Jana Waring Greer

Stewart R. Polakov*                 Senior Vice President and            May 21, 2004
-----------------------------       Controller (Principal Accounting
Stewart R. Polakov                  Officer)

*/s/ Mallary L. Reznik                                                   May 21, 2004
-----------------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit                 Description
-------                 -----------
4(d)                    Guaranteed Minimum Withdrawal Benefit Endorsement
(14)                    Diagram and Listing of All Persons Directly or
                        Indirectly Controlled By or Under Common Control with
                        AIG SunAmerica Life, the Depositor of Registrant